GOF STKP-1
                        SUPPLEMENT DATED MARCH 28, 2001
                TO THE PROSPECTUSES OF FRANKLIN TEMPLETON FUNDS

     Franklin California Tax-Free Income Fund, Inc., dated August 1, 2000/1
          Franklin California Tax-Free Trust, dated November 1, 2000/1
            Franklin Custodian Funds, Inc., dated February 1, 2001
                Franklin Global Trust, dated December 29, 2000
        Franklin Gold and Precious Metals Fund, dated December 1, 2000/1
           Franklin Growth and Income Fund, dated November 1, 2000/1
             Franklin Federal Money Fund, dated November 1, 2000/1
        Franklin Federal Tax-Free Income Fund, dated September 1, 2000/1
           Franklin Floating Rate Trust, dated December 1, 2000/1, /2
              Franklin High Income Trust, dated October 1, 2000/1
           Franklin Investors Securities Trust, dated March 1, 2001
                Franklin Managed Trust, dated February 1, 2001
                 Franklin Money Fund, dated November 1, 2000/1
          Franklin Municipal Securities Trust, dated October 1, 2000/1
             Franklin Mutual Series Fund Inc., dated May 1, 2000,
                      as supplemented September 1, 2000/1
         Franklin New York Tax-Free Income Fund, dated October 1, 2000/1
             Franklin New York Tax-Free Trust, dated May 1, 2000, as
                      supplemented September 1, 2000/1
        Franklin Real Estate Securities Trust, dated September 1, 2000/1
         Franklin Strategic Mortgage Portfolio, dated February 1, 2001
              Franklin Strategic Series, dated September 1, 2000, as supplemented October 31, 2000, January 8 and 31, 2001/1
            Franklin Tax-Exempt Money Fund, dated December 1, 2000/1
                  Franklin Tax-Free Trust, dated July 1, 2000,
                      as supplemented November 14, 2000/1
       Franklin Templeton Fund Allocator Series, dated December 1, 2000/1
             Franklin Templeton Global Trust, dated March 1, 2001 as
                         supplemented March 1, 2001
         Franklin Templeton International Trust, dated March 1, 2001,
              Franklin Value Investors Trust, dated March 1, 2001
         Franklin Templeton Money Fund Trust, dated November 1, 2000/1
                 Templeton Funds, Inc., dated January 1, 2001
           Templeton Global Investment Trust, dated August 1, 2000, as supplemented November 8, 2000, February 28, 2001/1
           Templeton Global Opportunities Trust, dated May 1, 2000, as supplemented September 1, 2000/1
                Templeton Global Smaller Companies Fund, Inc.,
                             dated January 1, 2001
            Templeton Developing Markets Trust, dated May 1, 2000,
                      as supplemented September 1, 2000/1
              Templeton Growth Fund, Inc., dated January 1, 2001
                 Templeton Income Trust, dated January 1, 2001

       (Each as may be further supplemented or amended from time-to-time)

Franklin Templeton is adding an electronic delivery program for most Funds' prospectuses, annual/semiannual reports to shareholders and proxy statements, as well as your account(s) statements and trade confirmations. The sections under YOUR ACCOUNT are amended as follows:

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        INVESTOR SERVICES


I. Add as the last sentences to FRANKLIN TEMPLETON ONLINE:

You may also register online for Franklin Templeton's convenient electronic delivery of your important shareholder documents. This service should be available on our Web site in June 2001.

II. Replace the first paragraph of TELEPHONE/ONLINE PRIVILEGES with the following:

You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; request a year-end statement; add or change account services (including distribution options, systematic withdrawals, automatic investment plans). In addition, you may elect to receive your important shareholder documents online and discontinue receiving paper copies.

III. Add as the third sentence to the second paragraph of TELEPHONE/ONLINE
PRIVILEGES:

If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your important shareholder documents. This will allow you to receive electronic delivery (through our Web site) of most Funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail.

IV. Delete paragraphs three and four of TELEPHONE/ONLINE PRIVILEGES.

V. Replace the seventh sentence of the fifth paragraph of TELEPHONE/ONLINE PRIVILEGES with the following:

Of course, you can decline telephone buy, sell, or exchange privileges on your account application, or choose not to register for online privileges.

ACCOUNT POLICIES

VI. Replace the last sentence under STATEMENTS AND REPORTS with the following:

You can also review these documents on our Web site if you have registered to view your account information online. If you are registered for online services, you may also enroll online in Franklin Templeton's electronic delivery program for your important shareholder documents. This will allow you to receive electronic delivery (through our Web site) of most Funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Visit us online at franklintempleton.com for more information.

VII. Add the following section after Joint Accounts:

JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES. You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow each Fund to accept online registration for online services (including electronic delivery of important shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that any one registered owner on your account, acting alone and without the consent of any other registered owner, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:
  o Exchange shares from a jointly registered fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;
  o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;
  o Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;
  o Purchase Fund shares by debiting a bank account that may be owned by you;
    and
  o Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

1. As supplemented January 2, 2001
2. For provisions for exchanging and selling shares, please see the Fund's prospectus.

               Please keep this supplement for future reference